[Graphic]

Federated Municipal Securities Fund, Inc.

21ST SEMI-ANNUAL REPORT
SEPTEMBER 30, 1997

ESTABLISHED 1976

President's Message

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Dear Fellow Shareholder:

Federated Municipal Securities Fund, Inc. was established in 1976, and I am pleased to present the 21st semi-annual report for the fund. This report covers the six-month reporting period from April 1, 1997, to September 30, 1997, which is the first half of the fund's fiscal year.

This report begins with an interview with J. Scott Albrecht, Vice President, Federated Advisers, who co-manages the fund with Mary Jo Ochson, Senior Vice President, Federated Advisers. Following the interview are the financial statements and a complete listing of the tax-free municipal securities that comprise the fund's holdings.

Federated Municipal Securities Fund, Inc. has provided tax-free income from a broad list of long-term municipal issues since 1976.* On September 30, 1997, the fund's $707.8 million portfolio was invested in 113 tax-free securities issued by municipalities across our country. The fund's weighted average effective maturity was 11.25 years.

During the six-month reporting period, municipal bonds performed relatively well due to a combination of lower interest rates, a stable demand, and a relatively limited supply of bonds. For the six-month reporting period ended September 30, 1997, the performance of each share class was as follows:**

                                       INCOME            NET ASSET VALUE
                    TOTAL RETURN    DISTRIBUTIONS          INCREASE
 Class A Shares        6.86%           $0.26        $10.31 to $10.75 = 4.25%
 Class B Shares        6.39%           $0.21        $10.31 to $10.75 = 4.25%
 Class C Shares        6.40%           $0.21        $10.31 to $10.75 = 4.25%

Thank you for investing a portion of your wealth in Federated Municipal Securities Fund, Inc. The fund is a convenient way to invest in a broad list of municipal securities. You can receive any monthly income from the fund or help increase your wealth by reinvesting your dividends so they may compound tax free.

Sincerely yours,
[Graphic]

J. Christopher Donahue
President
November 15, 1997

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 2.01%, 0.77%, and 5.41%, respectively.

Investment Review

[Graphic]

J. Scott Albrecht
Vice President
Federated Advisers

[Graphic]

Mary Jo Ochson
Senior Vice President
Federated Advisers

[Graphic]

WHAT IS YOUR REVIEW OF THE MUNICIPAL BOND MARKET ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

The market environment for fixed-income investments in general, and municipal bonds in particular, has been relatively favorable. Inflation and inflation expectations, which are the major determinants of nominal interest rates, continued to be very well behaved. Municipal bond yields, as represented by the Bond Buyer 40 Index*, which have trended lower since their peak at 6.06%, stood at 5.47% on September 30, 1997.

The greatest potential threat to the municipal bond market recently was the Taxpayer Relief Act of 1997. Fortunately, the impact on the municipal bond market from this new tax legislation is much more benign than was originally anticipated. Municipal bonds emerged essentially unscathed. This favorable legislative treatment--combined with lower interest rates, stable demand and a relatively limited supply of municipal bonds--provided a firm market environment.

[Graphic]

WHY HAVE MUNICIPALS BEEN AMONG THE BETTER PERFORMING FIXED-INCOME MARKETS?

There are several reasons for the municipal bond market's strong relative performance. They have to do primarily with the municipal market's technical position, or the supply and demand for municipal bonds. The demand for municipal bonds was relatively stable, mostly due to strong institutional demand from commercial banks, property and casualty insurers, and arbitrageurs. Retail buyers or individuals are the primary component of municipal bond demand. Their participation in the market has been mixed, but has been stable enough to provide an important foundation for municipal bond prices.

* The Bond Buyer 40 Index is a standard against which municipal bonds are measured.

[Graphic]

IN THIS ENVIRONMENT, HOW DID FEDERATED MUNICIPAL SECURITIES FUND, INC. PERFORM WITH RESPECT TO INVESTMENT RETURN OVER THE FIRST SIX MONTHS OF ITS FISCAL YEAR?

For the six-month reporting period ended September 30, 1997, investors in Federated Municipal Securities Fund, Inc. Class A, B, and C Shares received competitive total returns of 6.86%, 6.39%, and 6.40%, respectively, based on net asset value.* In comparison, the Lipper General Municipal Debt Fund Average total return for the six-month reporting period was 6.55%.**

The fund's performance over the reporting period was driven by its neutral duration target relative to its benchmark. The fund's core position in premium, high-coupon securities also provided positive incremental return over the reporting period. Also, sector selection was a very important factor which had a positive impact on performance. Bonds from the electric utility, health care, and transportation sectors provided the best relative performance over the reporting period.

[Graphic]

MONTHLY INCOME IS A PRIMARY CONSIDERATION FOR MANY INVESTORS. HOW DID THE FUND PERFORM IN TERMS OF INCOME AND YIELD?

Tax-free dividends totaled $0.26 per share for Class A Shares, and $0.21 per share for Class B Shares and Class C Shares. The 30-day current net yield on September 30, 1997, was 4.02% for Class A Shares, 3.33% for Class B Shares, and 3.34% for Class C Shares based on offering price.+ The fund's Class A Shares' yield of 4.02% has taxable yield equivalents of 6.66%, 6.28%, and 5.83%, respectively, for investors in the 39.6%, 36%, and 31% federal tax brackets.++

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 2.01%, 0.77%, and 5.41%, respectively.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

+ Thirty-day current net yield is calculated by dividing the net investment income per share for the 30 days ended on the date specified by the maximum offering price per share on that date. Then, the figure is compounded and annualized.

++ The taxable yield equivalents, based on offering price, for investors in the 39.6%, 36%, and 31% federal tax brackets are as follows: Class B Shares--5.51%, 5.20%, and 4.83%, respectively; Class C Shares--5.53%, 5.22%, and 4.84%, respectively.

[Graphic]

WHAT WERE THE FUND'S TOP HOLDINGS?

At the end of the reporting period, the top five holdings were:

                                                  PERCENTAGE
 NAME                            RATING          OF PORTFOLIO
 District of Columbia,             A+               3.32%
 Georgetown University;
 7.15% due 4/1/2021

 Indianapolis, IN                 BBB               3.01%
 Airport Authority
 Special Facilities
 Revenue Bonds;
 7.10% due 1/15/2017

 Long Beach, CA                   AAA               2.62%
 Harbor Revenue Bonds;
 5.37% due 5/15/2020

 Salt Lake City, UT               AAA               2.43%
 Hospital Authority;
 8.12% due 5/15/2015

 New York State                   BBB+              2.43%
 Dormitory Authority;
 5.375% due 2/15/2026

[Graphic]

AS WE NEAR THE END OF 1997, DO YOU FORESEE A FAVORABLE ENVIRONMENT AHEAD FOR MUNICIPAL BOND INVESTORS?

In general, yes. Inflation should continue to be negligible as a result of a high level of productivity in the U.S. economy, international competition, new technology, and the assistance provided by a relatively strong dollar. This reality should continue to provide a relatively favorable environment for fixed-income investments. Also, the supply of municipal bonds should continue to be somewhat constrained by historical standards, which should provide a favorable technical situation for the municipal market.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED MUNICIPAL SECURITIES FUND, INC.

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $21,000 IN THE CLASS A SHARES OF FEDERATED MUNICIPAL SECURITIES FUND, INC. ON 10/4/76, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $76,178 ON 9/30/97. YOU WOULD HAVE EARNED A 6.33%* AVERAGE ANNUAL TOTAL RETURN FOR THE 21-YEAR INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax free.

As of 9/30/97, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 3.46%, 4.54%, and 7.44%, respectively. Class B Shares' average annual one-year and since-inception (7/26/94) total returns were 1.58% and 3.79%, respectively. Class C Shares' average annual one-year and since-inception (4/21/93) total returns were 6.37% and 3.78%, respectively.**

[Graphic representation "A1" omitted - see appendix.]

* Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total returns take into account the 4.50% sales charge for Class A
   Shares, the 5.50% contingent deferred sales charge for Class B Shares, and the 1.00% contingent deferred sales charge for Class C Shares.

FEDERATED MUNICIPAL SECURITIES FUND, INC.

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 21 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $49,921.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $21,000 but your account would have reached a total value of $49,921* by 9/30/97. You would have earned an average annual total return of 7.36%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic representation "A2" omitted - see appendix.]

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR TAX-FREE INCOME

Larry and Barbara Bartlett are a fictional couple who, like all other tax-sensitive shareholders, want to keep more of what they earn.

Larry owns a successful architectural firm and Barbara is a marketing executive. Their combined income puts them in the 39.6% federal tax bracket. On October 31, 1987, the Bartletts invested $25,000 in the Class A Shares of Federated Municipal Securities Fund, Inc.

As this chart shows, in 10 years, their original $25,000 investment has grown to $50,674.* This represents a 7.38% average annual total return. As far as the Bartletts are concerned, this fund has made all the difference.

[Graphic representation "A3" omitted - see appendix.]

* Income may be subject to the federal alternative minimum tax and state and local taxes.

  This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED MUNICIPAL SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 1997 (UNAUDITED)

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 SHORT-TERM MUNICIPALS--1.0%
                            CALIFORNIA--0.6%
 $                4,000,000 California State, Trust Receipts (Series 1997) Daily
                            VRDNs (Bank of New York, New York LIQ)                                  A-1+   $       4,000,000
                            KENTUCKY--0.0%
                    200,000 Kentucky Pollution Abatement & Water Resource Finance
                            Authority Daily VRDNs (Toyota Motor Credit Corp.)                        AAA             200,000
                            PENNSYLVANIA--0.3%
                    600,000 New Castle, PA Area Hospital Authority, (Series 1996)
                            Weekly VRDNs (Jameson Memorial Hospital)/
                            (FSA INS)/(PNC Bank, N.A. LIQ)                                           AAA             600,000
                  1,500,000 Philadelphia, PA Hospitals & Higher Education Facilities
                            Authority, Hospital Revenue Bonds (Series A of 1996)
                            Daily VRDNs (Children's Hospital of Philadelphia)/
                            (Morgan Guaranty Trust Co., New York LIQ)                                AA            1,500,000
                             Total                                                                                 2,100,000
                            TEXAS--0.0%
                    200,000 Harris County, TX HFDC, (Series 1994) Daily VRDNs
                            (Methodist Hospital, Harris County, TX)                                  AA              200,000
                            VIRGINIA--0.1%
                    300,000 Virginia Peninsula Port Authority, (Series 1997) Daily
                            VRDNs (Ziegler Coal Holding Co.)/(Bank of America
                            NT and SA, San Francisco LOC)                                           A-1+             300,000
                             TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                       6,800,000
 LONG-TERM MUNICIPALS--99.7%
                            ALABAMA--3.2%
                 10,000,000 Alabama State Docks Department, Docks Facilities
                            Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original
                            Issue Yield: 5.75%), 10/1/2022                                           AAA           9,920,700
                  2,000,000 Courtland, AL IDB, Solid Waste Disposal Revenue Bonds
                            (Series A), 6.50% (Champion International Corp.)/
                            (Original Issue Yield: 6.654%), 9/1/2025                                 BBB           2,140,960

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            ALABAMA--CONTINUED
 $                3,620,000 Jefferson County, AL, Sewer Revenue Refunding
                            Warrants (Series 1997-A), 5.625% (FGIC INS)/(Original
                            Issue Yield: 5.68%), 2/1/2018                                            AAA   $       3,715,894
                  6,260,000 Jefferson County, AL, Sewer Revenue Warrants
                            (Series 1997D), 5.70% (FGIC INS)/(Original Issue
                            Yield: 5.73%), 2/1/2018                                                  AAA           6,460,070
                             Total                                                                                22,237,624
                            CALIFORNIA--7.5%
                  1,000,000 Anaheim, CA Public Financing Authority, Lease Revenue
                            Bonds (Series 1997C), 6.00% (Anaheim Public
                            Improvements Project)/(FSA INS), 9/1/2010                                AAA           1,118,590
                  1,000,000 Anaheim, CA Public Financing Authority, Lease Revenue
                            Bonds (Series 1997C), 6.00% (Anaheim Public
                            Improvements Project)/(FSA INS), 9/1/2011                                AAA           1,119,690
                  1,600,000 Anaheim, CA Public Financing Authority, Lease Revenue
                            Bonds (Series 1997C), 6.00% (Anaheim Public
                            Improvements Project)/(FSA INS), 9/1/2016                                AAA           1,770,288
                  9,400,000 California PCFA, Refunding Revenue Bonds (Series A),
                            5.90% (San Diego Gas & Electric)/(Original Issue Yield:
                            5.934%), 6/1/2014                                                         A           10,187,156
                 19,000,000 Long Beach California Harbor, Revenue Bonds, 5.375%
                            (MBIA INS)/(Original Issue Yield: 5.75%), 5/15/2020                      AAA          18,525,380
                  1,820,000 Los Angeles County, CA Unified School District, UT GO
                            Bonds (Series A), 6.00% (FGIC INS), 7/1/2011                             AAA           2,028,117
                  9,105,000 Sacramento, CA Municipal Utility District, Electric
                            Revenue Bonds (Series 1997K), 5.70% (AMBAC INS),
                            7/1/2017                                                                 AAA           9,726,234
                  8,000,000 Sacramento, CA Municipal Utility District, Revenue
                            Refunding Bonds, Series L, 5.20% (MBIA INS)/(Original
                            Issue Yield: 5.35%), 7/1/2017                                            AAA           7,926,240
                             Total                                                                                52,401,695

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            DISTRICT OF COLUMBIA--7.0%
 $               12,775,000 District of Columbia Hospital Authority, Revenue
                            Refunding Bonds (Series A), 7.125% (Medlantic
                            Healthcare Group)/(Original Issue Yield: 7.30%),
                            8/15/2019                                                               BBB+   $      14,472,158
                  2,000,000 District of Columbia Hospital Authority, Revenue
                            Refunding Bonds (Series B), 7.00% (Medlantic Healthcare
                            Group)/(Original Issue Yield: 7.282%), 8/15/2015                        BBB+           2,254,860
                 22,250,000 District of Columbia, Revenue Bonds (Series B), 7.15%
                            (Georgetown University)/(Original Issue Yield: 7.191%),
                            4/1/2021                                                                 A+           23,470,412
                  4,000,000 District of Columbia, Revenue Bonds, 5.625% (American
                            University)/(AMBAC INS)/(Original Issue Yield: 5.90%),
                            10/1/2026                                                                AAA           4,040,840
                  4,765,000 Georgetown University, 8.25%, 4/1/2018                                   A+            4,958,221
                             Total                                                                                49,196,491
                            FLORIDA--3.5%
                  4,335,000 Florida State Board of Education Administration, UT GO
                            Capital Outlay Bonds, 9.125% (Florida State)/(Original
                            Issue Yield: 9.173%), 6/1/2014                                           AA+           6,185,308
                    665,000 Florida State Board of Education Administration, UT GO
                            Capital Outlay Bonds, 9.125% (Florida State)/(United
                            States Treasury COL)/(Original Issue Yield: 9.173%),
                            6/1/2014                                                                 AAA             938,142
                  6,635,000 Florida State Department of Transportation, Right of Way
                            Acquisition & Bridge Construction Bonds (Series 1997A),
                            5.00% (Original Issue Yield: 5.10%), 7/1/2014                            AA+           6,604,678
                  3,000,000 Florida State, UT GO Bonds, Broward County
                            Expressway Authority, 10.00% (Original Issue Yield:
                            10.105%), 7/1/2014                                                       AA+           4,547,940

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            FLORIDA--CONTINUED
 $                6,000,000 Orlando, FL Utilites Commission, Water & Electric
                            Refunding Revenue Bonds, 5.90% (Original Issue Yield:
                            6.00%), 10/1/2008                                                        AA    $       6,684,060
                             Total                                                                                24,960,128
                            GEORGIA--2.3%
                  3,000,000 Dalton, GA, Combined Utility Revenue Bonds
                            (Series 1997), 6.00% (MBIA INS), 1/1/2008                                AAA           3,327,060
                  5,000,000 Georgia State, GO UT Bonds (Series F), 6.50%, 12/1/2007                  AAA           5,804,050
                  6,000,000 Georgia State, UT GO, 6.00%, 9/1/2007                                    AAA           6,708,420
                             Total                                                                                15,839,530
                            ILLINOIS--8.2%
                  2,080,000 Chicago, IL, GO Library Bonds (Series 1997), 5.25%
(FGIC
                            INS)/(Original Issue Yield: 5.55%), 1/1/2012                             AAA           2,087,280
                  2,200,000 Chicago, IL, Motor Fuel Tax Refunding Revenue Bonds,
                            6.125% (AMBAC INS), 1/1/2009                                             AAA           2,455,046
                  5,380,000 Cook County, IL, Refunding GO Bonds (Series 1997A),
                            6.25% (MBIA INS), 11/15/2010                                             AAA           6,127,174
                  8,295,000 Cook County, IL, Refunding GO Bonds (Series 1997A),
                            6.25% (MBIA INS), 11/15/2013                                             AAA           9,467,747
                  5,000,000 Illinois Development Finance Authority, Housing
                            Revenue Bonds, 6.10% (Catholic Charities Housing
                            Development Corp.), 1/1/2020                                             NR            5,004,550
                 11,340,000 Illinois Health Facilities Authority, Hospital Revenue
                            Bonds (Series A), 9.25% (Edgewater Hospital & Medical
                            Center, IL), 7/1/2024                                                    NR           13,564,568
                  1,000,000 Illinois Health Facilities Authority, Revenue Bonds
                            (Series 1997A), 6.00% (Loyola University Health System)/
                            (MBIA INS), 7/1/2012                                                     AAA           1,097,340
                  1,000,000 Illinois Health Facilities Authority, Revenue Bonds
                            (Series 1997A), 6.00% (Loyola University Health System)/
                            (MBIA INS), 7/1/2013                                                     AAA           1,095,980

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            ILLINOIS--CONTINUED
 $               16,000,000 Illinois State, UT GO Bonds, 5.125% (FGIC INS), 12/1/2004                AAA   $      16,635,840
                             Total                                                                                57,535,525
                            INDIANA--6.1%
                  6,200,000 Indiana Health Facilty Financing Authority, Hospital
                            Revenue Bonds, 6.625% (Floyd Memorial Hospital, IN)/
                            (Original Issue Yield: 6.902%), 2/15/2022                                 A            6,546,456
                 19,000,000 Indianapolis, IN Airport Authority, Special Facilities
                            Revenue Bonds, 7.10% (Federal Express Corp.)/(Original
                            Issue Yield: 7.178%), 1/15/2017                                          BBB          21,282,850
                 10,000,000 Kokomo, IN Hospital Authority, Revenue Refunding
                            Bonds, 6.35% (St. Joseph Hospital, IN)/(Original Issue
                            Yield: 6.40%), 8/15/2013                                                 BBB          10,433,400
                  4,500,000 LaPorte County, IN Hospital Authority, Hospital Facility
                            Revenue Refunding Bonds, 6.25% (LaPorte Hospital, Inc.,
                            IN)/(Original Issue Yield: 6.35%), 3/1/2012                             Baa1           4,669,830
                             Total                                                                                42,932,536
                            LOUISIANA--3.1%
                  6,000,000 De Soto Parish, LA Environmental Improvement
                            Authority, Revenue Bonds, 7.70% (International Paper
                            Co.), 11/1/2018                                                          A-            7,040,040
                  3,550,000 St. Charles Parish, LA, Solid Waste Disposal Revenue
                            Bonds (Series A), 7.00% (Louisiana Power & Light Co.)/
                            (Original Issue Yield: 7.04%), 12/1/2022                                 BBB           3,841,384
                 10,000,000 St. James Parish, LA, Solid Waste Disposal Revenue
                            Bonds, 7.70% (Freeport McMoRan, Inc.)/(Original Issue
                            Yield: 7.75%), 10/1/2022                                                 NR           10,815,500
                             Total                                                                                21,696,924
                            MARYLAND--1.9%
                 12,220,000 Maryland State Community Development Administration,
                            SFM Revenue Bonds (5th Series), 6.75%, 4/1/2026                          Aa           13,032,752

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            MASSACHUSETTS--4.3%
 $               10,000,000 Commonwealth of Massachusetts, UT GO Bonds (Series
                            1997C), 5.00% (Original Issue Yield: 5.30%), 8/1/2017                    A+    $       9,598,200
                 33,800,000 (a)Massachusetts IFA, Solid Waste Disposal Sr. Lien
                            Revenue Bonds (Series A), 9.00% (Massachusetts
                            Recycling Association), 8/1/2016                                         NR           12,844,000
                  2,200,000 Massachusetts State HFA, Rental Housing Mortgage
                            Revenue Bonds, 1995 Series E, 5.90% (AMBAC INS),
                            7/1/2025                                                                 AAA           2,240,414
                  6,000,000 Nantucket, MA, UT GO Bonds, 5.00% (MBIA INS)/
                            (Original Issue Yield: 5.28%), 7/15/2017                                 AAA           5,794,800
                             Total                                                                                30,477,414
                            MINNESOTA--3.1%
                  8,000,000 St. Paul, MN Housing & Redevelopment Authority,
                            Hospital Revenue Refunding Bonds (Series A), 6.625%
                            (Healtheast, MN)/(Original Issue Yield: 6.687%),
                            11/1/2017                                                                BBB           8,500,240
                 12,000,000 VRDC/IVRC Trust, GO Inverse Variable Rate Certificates,
                            6.873% (Regents of University of Minnesota), 5/18/2012                   AA           13,650,000
                             Total                                                                                22,150,240
                            MISSISSIPPI--1.4%
                  9,875,000 Mississippi State, UT GO Bonds (Series A), 5.125%
                            (Original Issue Yield: 5.35%), 7/1/2015                                  AA            9,855,941
                            MISSOURI--1.3%
                  9,010,000 Kansas City, MO, UT GO Bonds, Series B, 5.125%
                            (Original Issue Yield: 5.25%), 2/1/2017                                  AA            8,916,747
                            NEW MEXICO--0.8%
                  5,000,000 Farmington, NM, PCR Refunding Bonds (Series A),
                            7.20% (Southern California Edison Co.)/(Original
                            Issue Yield:
                            7.30%), 4/1/2021                                                         A+            5,446,750

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            NEW YORK--12.1%
 $                3,000,000 Municipal Assistance Corp. of New York, Revenue Bonds
                            (Series 67), 7.625% (Original Issue Yield: 7.698%), 7/1/2008             AA    $       3,244,170
                  7,500,000 New York City, NY, Residual Interest Tax-Exempt
                            Securities (Series PA-147), 6.5197%, 8/1/2007                            NR            8,240,625
                 15,115,000 New York State Dormitory Authority, Educational
                            Facilities Revenue Bonds, 5.50% (State University of
                            New York)/(Original Issue Yield: 6.106%), 5/15/2026                     BBB+          14,963,397
                 17,800,000 New York State Dormitory Authority, Revenue Bonds
                            (Series B), 5.375% (New York State Department of Mental
                            Hygiene)/(Original Issue Yield: 5.97%), 2/15/2026                       BBB+          17,208,328
                 12,055,000 New York State Local Government Assistance Corp.,
                            Refunding Revenue Bonds (Series A), 6.00% (AMBAC
                            INS), 4/1/2007                                                           AAA          13,362,003
                 10,100,000 New York State Local Government Assistance Corp.,
                            Refunding Revenue Bonds (Series A), 6.00%
                            (AMBAC INS), 4/1/2008                                                    AAA          11,231,705
                  2,000,000 New York State Mortgage Agency, Mortgage Revenue
                            Bonds ( Series 30-B), 6.65% (FHA GTD), 10/1/2025                         Aa            2,123,460
                  6,300,000 Port Authority of New York and New Jersey, Special
                            Project Bonds (Series 6), 6.00% (JFK International Air
                            Terminal LLC)/(MBIA INS), 12/1/2006                                      AAA           6,886,782
                  7,000,000 Port Authority of New York and New Jersey, Special
                            Project Bonds (Series 6), 6.00% (JFK International Air
                            Terminal LLC)/(MBIA INS), 12/1/2007                                      AAA           7,672,070
                             Total                                                                                84,932,540
                            NORTH CAROLINA--1.3%
                  9,000,000 Martin County, NC IFA, (Series 1995) Solid Waste
                            Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.),
                            11/1/2025                                                                 A            9,341,460

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            OHIO--0.2%
 $                1,000,000 Franklin County, OH Hospital Facility Authority, Hospital
                            Revenue Refunding & Improvement Bonds, 7.25%
                            (Riverside United Methodist Hospital)/(MBIA INS)/
                            (Original Issue Yield: 7.29%), 5/15/2020                                 AAA   $       1,095,160
                            OKLAHOMA--1.7%
                  3,780,000 Enid, OK Municipal Authority, Sales Tax & Utility
                            Refunding Revenue Bonds, 5.50% (AMBAC INS),
                            2/1/2004                                                                 AAA           3,988,278
                  7,500,000 Tulsa, OK Municipal Airport, Revenue Bonds, 7.60%
                            (American Airlines)/(Original Issue Yield: 7.931%),
                            12/1/2030                                                               BBB-           8,270,775
                             Total                                                                                12,259,053
                            PENNSYLVANIA--8.8%
                    700,000 Easton, PA, GO UT, 6.40% accrual (FGIC INS)/(Original
                            Issue Yield: 6.40%), 6/1/2012                                            AAA             327,299
                  2,210,000 Elizabeth Forward, PA School District, GO UT Bonds,
                            6.75% accrual (MBIA INS)/(Original Issue Yield: 6.75%),
                            9/1/2018                                                                 AAA             716,857
                  2,210,000 Elizabeth Forward, PA School District, GO UT, 6.75%
                            accrual (MBIA INS)/(Original Issue Yield: 6.75%),
                            9/1/2019                                                                 AAA             676,415
                  1,300,000 Latrobe, PA Industrial Development Authority, College
                            Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original
                            Issue Yield: 7.00%), 5/1/2024                                           Baa1           1,402,375
                  1,010,000 Mars, PA Area School District, Series B GO UT, 6.60%
                            accrual (FGIC INS)/(Original Issue Yield: 6.60%),
                            9/1/2021                                                                 AAA             274,579
                    800,000 Millcreek Township School District, PA, GO UT Bonds,
                            7.15% accrual (FGIC INS)/(Original Issue Yield: 7.15%),
                            8/15/2002                                                                AAA             645,520

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            PENNSYLVANIA--CONTINUED
 $                1,080,000 Northeastern York County, PA, GO UT Refunding Bonds,
                            6.35% accrual (FGIC INS)/(Original Issue Yield: 6.35%),
                            9/1/2012                                                                 AAA   $         498,474
                    560,000 Penn Hills Township, PA, GO UT Bonds (Series B), 5.30%
                            accrual (AMBAC INS)/(Original Issue Yield: 5.30%),
                            6/1/2007                                                                 AAA             353,326
                    500,000 Penn Hills Township, PA, GO UT Bonds, 5.20% accrual
                            (AMBAC INS)/(Original Issue Yield: 5.20%), 12/1/2006                     AAA             325,980
                    490,000 Penn Hills Township, PA, GO UT Bonds, 5.20% accrual
                            (AMBAC INS)/(Original Issue Yield: 5.20%), 6/1/2006                      AAA             327,002
                  7,250,000 Pennsylvania EDFA, Revenue Bonds, 7.60% (Macmillan
                            Bloedel LTD Partnership)/(Original Issue Yield: 7.65%),
                            12/1/2020                                                               BBB-           8,401,155
                  8,000,000 Pennsylvania Housing Finance Authority, SFM Revenue
                            Bonds (Series 39B), 6.875%, 10/1/2024                                    AA+           8,634,000
                  4,000,000 Pennsylvania State Higher Education Facilities Authority,
                            Hospital Revenue Bonds (Series A), 7.25% (Allegheny
                            General Hospital)/(Original Issue Yield: 7.40%), 9/1/2017                A+            4,409,560
                 12,865,000 Pennsylvania State Higher Education Facilities Authority,
                            Revenue Bonds (Series A), 7.375% (Medical College of
                            Pennsylvania)/(United States Treasury PRF)/(Original
                            Issue Yield: 7.45%), 3/1/2021                                            AAA          14,379,596
                  1,000,000 Philadelphia, PA Gas Works, Refunding Revenue Bonds
                            (Series C), 7.00% accrual (AMBAC INS)/(Original Issue
                            Yield: 7.00%), 1/1/2001                                                  AAA             867,990
                 15,000,000 Philadelphia, PA School District, UT GO (Series B), 5.50%
                            (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2025                      AAA          15,056,100
                  1,000,000 Philadelphia, PA Water & Sewer, Revenue Bonds (MBIA
                            INS)/(Original Issue Yield: 7.00%), 10/1/2008                            AAA             582,660
                    650,000 Philadelphia, PA Water & Sewer, Revenue Bonds, 7.00%
                            accrual (MBIA INS)/(Original Issue Yield: 7.00%),
                            10/1/2006                                                                AAA             425,211

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            PENNSYLVANIA--CONTINUED
 $                1,115,000 Reading, PA, GO UT Bonds (Series B), 7.05%
                            (MBIA INS)/(Original Issue Yield: 7.05%), 3/1/2010                       AAA   $         594,027
                  2,000,000 Sayre, PA, Health Care Facilities Authority, Revenue
                            Bonds (Series A), 7.10% (Guthrie Healthcare System, PA)/
                            (AMBAC INS)/(Original Issue Yield: 7.175%), 3/1/2017                     AAA           2,193,220
                  1,000,000 State Public School Building Authority, PA, Refunding
                            Revenue Bonds (Series B), 6.65% accrual (Reading, PA
                            School District)/(MBIA INS)/(Original Issue Yield: 6.65%),
                            7/15/2007                                                                AAA             627,280
                             Total                                                                                61,718,626
                            TENNESSEE--3.5%
                 13,000,000 Springfield, TN Health & Educational Facilities Board,
                            Hospital Revenue Bonds, 8.50% (NorthCrest Medical
                            Center)/(Original Issue Yield: 8.875%), 4/1/2024                         NR           14,370,590
                 10,000,000 Tennessee State, Refunding UT GO Bonds (Series B),
                            5.50%, 5/1/2003                                                          AA+          10,625,600
                             Total                                                                                24,996,190
                            TEXAS--10.8%
                  4,000,000 Brazos River Authority, TX, PCR Revenue Bonds
                            (Series A), 7.875% (Texas Utilities Electric Co.), 3/1/2021             BBB+           4,423,080
                 12,750,000 Dallas-Fort Worth, TX International Airport Facilities,
                            Revenue Bonds, 7.25% (American Airlines)/(Original
                            Issue Yield: 7.428%), 11/1/2030                                         BBB-          14,161,170
                  2,000,000 Gulf Coast, TX Waste Disposal Authority, Revenue Bonds
                            (Series A), 6.875% (Champion International Corp.)/
                            (Original Issue Yield: 7.15%), 12/1/2028                                 BBB           2,183,300
                  2,200,000 Harris County, TX HFDC, Hospital Revenue Bonds,
                            Series 1997A, 6.00% (Memorial Hospital System)/
                            (MBIA LOC), 6/1/2011                                                     AAA           2,434,234
                  4,000,000 Harris County, TX HFDC, Hospital Revenue Bonds,
                            Series 1997A, 6.00% (Memorial Hospital System)/(MBIA
                            LOC), 6/1/2012                                                           AAA           4,423,000

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            TEXAS--CONTINUED
 $                5,200,000 Harris County, TX, UT GO Subordiate Lien Toll Road
                            Revenue Bond, 7.00%, 8/15/2010                                           AA    $       6,272,084
                  3,360,000 Houston, TX Hotel Occupancy Tax, Sr. Lien Refunding
                            Revenue Bonds, 6.00% (FSA INS), 7/1/2004                                 AAA           3,658,570
                  3,700,000 Red River Authority, TX, PCR Bonds, 6.875% (Hoechst
                            Celanese Corp.)/(Original Issue Yield: 6.939%), 4/1/2017                 A+            4,018,385
                  6,925,000 Richardson, TX Hospital Authority, Hospital Refunding &
                            Improvement Bonds, 6.50% (Richardson Medical Center,
                            TX)/(Original Issue Yield: 6.72%), 12/1/2012                            BBB-           7,259,131
                  1,000,000 Richardson, TX Hospital Authority, Hospital Refunding &
                            Improvement Bonds, 6.75% (Richardson Medical Center,
                            TX)/(Original Issue Yield: 6.82%), 12/1/2023                            BBB-           1,064,360
                 12,450,000 San Antonio, TX Electric & Gas, Revenue Refunding
                            Bonds, 5.00% (Original Issue Yield: 6.10%), 2/1/2017                     AA           11,971,547
                  5,000,000 Tarrant County, TX Health Facilities Development Corp.,
                            System Revenue Bonds (Series 1997A), 5.75% (Texas
                            Health Resources System)/(MBIA INS), 2/15/2015                           AAA           5,320,600
                  6,555,000 Texas A & M University Permanent University Fund,
                            Revenue Bonds, 5.40%, 7/1/2003                                           AAA           6,932,240
                  1,500,000 Texas State, UT GO Veterans Housing Assistance, 7.00%,
                            12/1/2025                                                                AA            1,615,845
                             Total                                                                                75,737,546
                            UTAH--2.4%
                 13,500,000 Salt Lake City, UT Hospital Authority, Hospital
                            Revenue Refunding Bonds (Series A), 8.125% (IHC
                            Hospitals Inc., UT)/(United States Treasury
                            COL)/(Original Issue Yield:
                            8.17%), 5/15/2015                                                        AAA          17,230,860
                            WASHINGTON--2.3%
                  5,900,000 Washington State, Refunding UT GO Bonds (Series R-96C),
                            6.00%, 7/1/2004                                                          AA+           6,435,071

Federated Municipal Securities Fund, Inc.

     PRINCIPAL                                                                                     CREDIT
      AMOUNT                                                                                      RATING*         VALUE
 LONG-TERM MUNICIPALS--CONTINUED
                            WASHINGTON--CONTINUED
 $                9,665,000 Washington State, UT GO (Series A), 5.75% (Original
                            Issue Yield: 5.875%), 7/1/2014                                           AA+   $      10,040,969
                             Total                                                                                16,476,040
                            WEST VIRGINIA--1.6%
                  3,800,000 (a)Marion County, WV County Commission, Solid Waste
                            Disposal Facility Revenue Bonds, 8.25% (American Power
                            Paper Recycling), 12/1/2011                                              NR            1,786,000
                 20,000,000 (a)Marion County, WV County Commission, Solid Waste
                            Facility Revenue Bonds (Series 1993), 7.75% (American
                            Power Paper Recycling), 12/1/2011                                        NR            9,400,000
                             Total                                                                                11,186,000
                            WYOMING--1.3%
                  8,460,000 Sweetwater County, WY IDA, Solid Waste Disposal
                            Revenue Bonds (Series A), 7.00% (FMC Corp.), 6/1/2024                    BBB           9,333,918
                             TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $686,583,248)
700,987,690
                             TOTAL INVESTMENTS (IDENTIFIED COST $693,383,248)(B)                           $     707,787,690

Securities that are subject to Alternative Minimum Tax represent 26.9% of the portfolio as calculated based upon total portfolio market value.

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $696,727,565. The net unrealized appreciation of investments on a federal tax basis amounts to $11,060,125 which is comprised of $43,425,925 appreciation and $32,365,800 depreciation at September 30, 1997.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($702,942,882) at September 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized EDFA --Economic Development Financing Authority FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority IDB --Industrial Development Bond IFA --Industrial Finance Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PRF --Prerefunded SFM --Single Family Mortgage UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

MASSACHUSETTS IFA, SOLID WASTE DISPOSAL SR. LIEN REVENUE BONDS (SERIES A), 9.00% (MASSACHUSETTS RECYCLING ASSOCIATION)

There are $173 million face amount of these Senior Lien Revenue Bonds currently outstanding. On August 12, 1997, the obligor filed a petition for relief under Chapter 11 of the Federal Bankruptcy Code. On September 30, 1997, the Bankruptcy Court approved the terms of a settlement under which a new owner would acquire the facility subject to a portion of the Senior Lien Revenue Bonds. The new owner will then enter into a 15-year lease guaranteed by the company that built the facility. The settlement calls for the transfer and lease to take place before October 31, 1997. The settlement also anticipates that the Senior Lien Revenue Bonds may be replaced with refunding bonds in the face amount of $56.3 million by July 31, 1998. The Senior Lien Revenue Bonds will not produce any income until exchanged for such refunding bonds.

MARION COUNTY, WV COUNTY COMMISSION, SOLID WASTE FACILITY REVENUE BONDS (SERIES 1993), 7.75% - 8.25% (AMERICAN POWER PAPER RECYCLING)

There are $210.4 million face amount of these Revenue Bonds currently outstanding. On March 27, 1997, certain holders of the Revenue Bonds entered into a settlement agreement with the obligor, its partners, and certain of their affiliates. In accordance with the settlement agreement, on May 30, 1997, the obligor filed a petition for relief under Chapter 7 of the Federal Bankruptcy Code. At the same time, one of the obligor's limited partners filed a petition for relief under Chapter 11 of the Federal Bankruptcy Code. On July 1, 1997, the Bankruptcy Court approved the transfer of the facility to the obligor's limited partner subject to the Revenue Bonds. Counsel to the bondholders has indicated that this transfer should take place by October 31, 1997. The settlement agreement anticipates that, not less than six-months after the transfer, the limited partnership will be acquired by a new owner subject to the issuance of refunding bonds in the aggregate face amount of $110 million. The Revenue Bonds will not produce any income until exchanged for such refunding bonds.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified cost $693,383,248, and              $          707,787,690
 tax cost $696,727,565)
 Cash                                                                                                      27,246
 Income receivable                                                                                     13,023,066
 Receivable for shares sold                                                                               257,826
    Total assets                                                                                      721,095,828
 LIABILITIES:
 Payable for investments purchased                                  $         14,991,588
 Payable for shares redeemed                                                     127,896
 Income distribution payable                                                   2,773,463
 Accrued expenses                                                                259,999
    Total liabilities                                                                                  18,152,946
 NET ASSETS for 65,382,372 shares outstanding                                              $          702,942,882
 NET ASSETS CONSIST OF:
 Paid in capital                                                                           $          688,686,889
 Net unrealized appreciation of investments                                                            14,404,442
 Accumulated net realized gain on investments                                                           3,177,096
 Distributions in excess of net investment income                                                      (3,325,545)
    Total Net Assets                                                                       $          702,942,882
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($598,193,047 / 55,639,338 shares outstanding)                                  $10.75
 Offering Price Per Share (100/95.50 of $10.75)*                                                           $11.26
 Redemption Proceeds Per Share                                                                             $10.75
 CLASS B SHARES:
 Net Asset Value Per Share ($86,694,085 / 8,063,641 shares outstanding)                                    $10.75
 Offering Price Per Share                                                                                  $10.75
 Redemption Proceeds Per Share (94.50/100 of $10.75)*                                                      $10.16
 CLASS C SHARES:
 Net Asset Value Per Share ($18,055,750 / 1,679,393 shares outstanding)                                    $10.75
 Offering Price Per Share                                                                                  $10.75
 Redemption Proceeds Per Share (99.00/100 of $10.75)*                                                      $10.64

* See "Investing in the Fund" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                       $      20,398,572
 EXPENSES:
 Investment advisory fee                                                         $  2,095,479
 Administrative personnel and services fee                                            266,584
 Custodian fees                                                                        36,660
 Transfer and dividend disbursing agent fees and expenses                             256,362
 Directors'/Trustees' fees                                                             10,827
 Auditing fees                                                                          9,243
 Legal fees                                                                             2,052
 Portfolio accounting fees                                                             75,412
 Distribution services fee--Class B Shares                                            309,280
 Distribution services fee--Class C Shares                                             73,814
 Shareholder services fee--Class A Shares                                             755,031
 Shareholder services fee--Class B Shares                                             103,093
 Shareholder services fee--Class C Shares                                              24,605
 Share registration costs                                                              27,450
 Printing and postage                                                                  30,681
 Insurance premiums                                                                     2,850
 Taxes                                                                                 48,669
 Miscellaneous                                                                          3,618
     Total expenses                                                                 4,131,710
 Waivers--
     Waiver of shareholder services fee--Class A Shares                (422,818)
     Waiver of shareholder services fee--Class C Shares                    (984)
          Total waivers                                                              (423,802)
                  Net expenses                                                                        3,707,908
                   Net investment income                                                             16,690,664
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                                     3,211,891
 Net change in unrealized appreciation (depreciation) of investments                                 26,415,082
     Net realized and unrealized gain on investments                                                 29,626,973
          Change in net assets resulting from operations                                      $      46,317,637

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)         YEAR ENDED
                                                                                 SEPTEMBER 30,        MARCH 31,
                                                                                     1997               1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                         $    16,690,664   $      38,070,897
 Net realized gain (loss) on investments ($3,211,891 and $(439,197), respectively,
 as computed for federal tax purposes)                                               3,211,891             (30,587)
 Net change in unrealized appreciation/depreciation                                 26,415,082         (25,442,823)
   Change in net assets resulting from operations                                   46,317,637          12,597,487
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Class A Shares                                                                  (14,661,236)        (33,864,603)
   Class B Shares                                                                   (1,639,284)         (3,157,991)
   Class C Shares                                                                     (390,144)         (1,067,075)
 Distributions in excess of net investment income
   Class A Shares                                                                           --          (2,893,224)
   Class B Shares                                                                           --            (332,555)
   Class C Shares                                                                           --             (99,766)
 Distributions from net realized gains
   Class A Shares                                                                           --          (5,887,308)
   Class B Shares                                                                           --            (554,488)
   Class C Shares                                                                           --            (229,139)
   Change in net assets resulting from distributions to shareholders               (16,690,664)        (48,086,149)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                       71,403,257         161,534,404
 Net asset value of shares issued to shareholders in payment of distributions        8,797,670          30,227,698
 declared
 Cost of shares redeemed                                                          (100,479,866)       (210,426,834)
   Change in net assets resulting from share transactions                          (20,278,939)        (18,664,732)
      Change in net assets                                                           9,348,034         (54,153,394)
 NET ASSETS:
 Beginning of period                                                               693,594,848         747,748,242
 End of period                                                                 $   702,942,882   $     693,594,848

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)
                                                SEPTEMBER 30,                 YEAR ENDED MARCH 31,
                                                   1997          1997       1996      1995       1994      1993
 NET ASSET VALUE, BEGINNING OF PERIOD               $10.31     $10.82     $10.92     $11.20     $11.62    $10.98
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.26       0.55       0.66       0.67       0.66      0.66
  Net realized and unrealized gain (loss)
  on investments                                      0.44      (0.36)     (0.09)     (0.05)     (0.40)     0.64
  Total from investment operations                    0.70       0.19       0.57       0.62       0.26      1.30
 LESS DISTRIBUTIONS
  Distributions from net investment income           (0.26)     (0.55)     (0.66)     (0.67)     (0.66)    (0.66)
  Distributions in excess of net investment
  income(a)                                             --      (0.05)        --         --         --        --
  Total distributions from net investment
  income                                             (0.26)     (0.60)     (0.66)     (0.67)     (0.66)    (0.66)
  Distributions from net realized gain on
  investments                                           --      (0.10)     (0.01)     (0.23)     (0.02)       --
  Total distributions                                (0.26)     (0.70)     (0.67)     (0.90)     (0.68)    (0.66)
 NET ASSET VALUE, END OF PERIOD                     $10.75     $10.31     $10.82     $10.92     $11.20    $11.62
 TOTAL RETURN(B)                                      6.86%      1.84%      5.32%      5.90%      2.10%    12.13%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.92%*     0.93%      0.98%      0.92%      0.84%     0.80%
  Net investment income                               4.85%*     5.37%      5.97%      6.17%      5.59%     5.81%
  Expense waiver/reimbursement(c)                     0.14%*     0.14%      0.13%        --         --        --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $598,193   $595,515   $663,538   $708,712   $714,384   $706,126
  Portfolio turnover                                    35%        33%        29%        41%        27%        13%

* Computed on an annualized basis.

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS
                                                                 ENDED
                                                              (UNAUDITED)
                                                              SEPTEMBER 30,        YEAR ENDED MARCH 31,
                                                                  1997          1997      1996     1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                              $10.31     $10.82     $10.92     $11.06
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.21       0.47       0.56       0.40
  Net realized and unrealized gain (loss)
  on investments                                                     0.44      (0.37)     (0.09)     (0.03)
  Total from investment operations                                   0.65       0.10       0.47       0.37
 LESS DISTRIBUTIONS
  Distributions from net investment income                          (0.21)     (0.47)     (0.56)     (0.40)
  Distributions in excess of net investment
  income(b)                                                            --      (0.04)        --         --
  Total distributions from net investment income                    (0.21)     (0.51)     (0.56)     (0.40)
  Distributions from net realized gain
  on investments                                                       --      (0.10)     (0.01)     (0.11)
  Total distributions                                               (0.21)     (0.61)     (0.57)     (0.51)
 NET ASSET VALUE, END OF PERIOD                                    $10.75     $10.31     $10.82     $10.92
 TOTAL RETURN(C)                                                     6.39%      0.94%      4.40%      3.49%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           1.81%*     1.82%      1.86%      1.84%*
  Net investment income                                              3.98%*     4.50%      5.23%      5.94%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $86,694    $77,536    $58,296    $18,201
  Portfolio turnover                                                  35%         33%        29%        41%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 26, 1994 (date of initial public offering) to March 31, 1995.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            SIX MONTHS
                                                               ENDED
                                                            (UNAUDITED)
                                                            SEPTEMBER 30,            YEAR ENDED MARCH 31,
                                                                1997        1997       1996       1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                           $10.31     $10.82     $10.92     $11.20     $11.70
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.20       0.46       0.56       0.58       0.52
  Net realized and unrealized gain (loss)
  on investments                                                  0.45      (0.36)     (0.09)     (0.05)     (0.48)
  Total from investment operations                                0.65       0.10       0.47       0.53       0.04
 LESS DISTRIBUTIONS
  Distributions from net investment income                       (0.21)     (0.46)     (0.56)     (0.58)     (0.52)
  Distributions in excess of net investment income(b)               --      (0.05)        --         --         --
  Total distributions from net investment income                 (0.21)     (0.51)     (0.56)     (0.58)     (0.52)
  Distributions from net realized gain on investments               --      (0.10)     (0.01)     (0.23)     (0.02)
  Total distributions                                            (0.21)     (0.61)     (0.57)     (0.81)     (0.54)
 NET ASSET VALUE, END OF PERIOD                                 $10.75     $10.31     $10.82     $10.92     $11.20
 TOTAL RETURN(C)                                                  6.40%      0.95%      4.42%      4.96%      0.17%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        1.80%*     1.81%      1.82%      1.81%      1.80%*
  Net investment income                                           3.96%*     4.51%      5.16%      5.28%      4.70%*
  Expense waiver/reimbursement(d)                                 0.01%*     0.01%      0.04%        --         --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                      $18,056    $20,544    $25,914    $22,389    $22,066
  Portfolio turnover                                               35%         33%        29%        41%        27%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 21, 1993 (date of initial public offering) to March 31, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS --Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

  FEDERAL TAXES --It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At March 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $30,587, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR     EXPIRATION AMOUNT

      2005                $30,587

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS --The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER --Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1997, par value shares ($0.01 per share) authorized were as follows:

                                       PERCENTAGE OF PAR VALUE
 SHARE CLASS NAME                      CAPITAL STOCK AUTHORIZED
 Class A Shares                                375,000,000
 Class B Shares                                250,000,000
 Class C Shares                                375,000,000
  Total shares authorized                    1,000,000,000

Transactions in capital stock were as follows:

                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                        SEPTEMBER 30, 1997                  MARCH 31, 1997
 CLASS A SHARES                                  SHARES           AMOUNT           SHARES           AMOUNT
 Shares sold                                      5,418,039       $ 57,101,848      11,574,693      $121,849,621
 Shares issued to shareholders in payment
 of distributions declared                          748,809          7,909,291       2,586,707        27,181,535
 Shares redeemed                                 (8,300,730)       (87,688,017)    (17,732,936)     (185,898,913)
  Net change resulting from Class A Share
  transactions                                   (2,133,882)      $(22,676,878)     (3,571,536)    $ (36,867,757)
                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                        SEPTEMBER 30, 1997                  MARCH 31, 1997
 CLASS B SHARES                                  SHARES           AMOUNT           SHARES           AMOUNT
 Shares sold                                      1,337,195       $ 14,107,695       3,354,939      $ 35,239,171
 Shares issued to shareholders in payment
 of distributions declared                           64,403            680,340         203,345         2,136,903
 Shares redeemed                                   (859,497)        (9,057,125)     (1,426,287)      (14,965,753)
  Net change resulting from Class B Share
  transactions                                      542,101        $ 5,730,910       2,131,997      $ 22,410,321
                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                        SEPTEMBER 30, 1997                  MARCH 31, 1997
 CLASS C SHARES                                  SHARES           AMOUNT           SHARES           AMOUNT
 Shares sold                                         19,875          $ 193,714         423,472       $ 4,445,612
 Shares issued to shareholders in payment
 of distributions declared                           19,706            208,039          86,450           909,260
 Shares redeemed                                   (353,225)        (3,734,724)       (912,686)       (9,562,168)
  Net change resulting from Class C Share
  transactions                                     (313,644)      $ (3,332,971)       (402,764)     $ (4,207,296)
   Net change resulting from share
   transactions                                  (1,905,425)      $(20,278,939)     (1,842,303)    $ (18,664,732)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE --Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to (a) a maximum of 0.30% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

  ADMINISTRATIVE FEE --Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE --The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                          PERCENTAGE OF AVERAGE
  SHARE CLASS NAME         DAILY NET ASSETS

  Class B Shares               0.75%
  Class C Shares               0.75%

  FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

  SHAREHOLDER SERVICES FEE --Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of each class of shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES --FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL --Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1997, were as follows:

PURCHASES     $244,793,264
SALES         $250,132,711

Directors

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

Officers

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Cusip 313913105
Cusip 313913204
Cusip 313913303
8110104 (11/97) [Graphic]



A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 2/26/69 to 9/30/97. The "y" axis is measured in increments of $100,000 ranging from $0 to $700,000 and indicates that the ending value of hypothetical initial investment of $29,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends,would have grown to $606,799 on 9/30/97.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 2/26/69 to 9/30/97. The "y" axis is measured in increments of $40,000 ranging from $0 to $320,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends,would have grown to $301,288 on 9/30/97.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 9/30/82 to 9/30/97. The "y" axis is measured in increments of $25,000 ranging from $0 to $225,000 and indicates that the ending value of a hypothetical initial investment of $5,000 and subsequent monthly investments of $250 over 15 years in the fund's Class A Shares would have grown to $211,829 on 9/30/97.